2. Loans: Schedule of Contractual Maturity of Loans (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Schedule of Contractual Maturity of Loans

	Direct	Real	Sales
Due In	Cash	Estate	Finance
Calendar Year	Loans	Loans	Contracts
2017	70.82%	13.13%	58.24%
2018	24.26	13.30	28.18
2019	4.08	12.80	10.07
2020	.63	11.55	2.83
2021	.10	10.09	.62
2022 & beyond	.11	39.13	.06
	100.00%	100.00%	100.00%